Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Subject to Fair Value Measurements on a Recurring Basis

The table below presents the Company’s financial assets and liabilities subject to fair value measurements on a recurring basis and the level of inputs used for each measurement:

	Fair Value as of March 31, 2021
(In thousands)	Balance Sheet Account	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency options	Other assets, net	$—	$166	$—	$166
Total assets		$—	$166	$—	$166
Liabilities:
Foreign currency forward contracts	Other current liabilities	$—	$798	$—	$798
Private Warrants	Private Warrant liabilities	—	29,920	—	29,920
Total liabilities		$—	$30,718	$—	$30,718

Fair Value Measurement Inputs and Valuation Techniques

The Private Warrant liabilities are determined using a Black-Scholes option pricing model, a Level 2 valuation. The significant inputs to the Private Warrant valuation are as follows:

	On the Closing Date
	of the Business
	Combination	March 31, 2021
Exercise price	$11.50	$11.50
Stock price	$24.95	$18.30
Volatility	25.0%	55.8%
Remaining term in years	5.00	4.83
Risk-free rate	0.45%	0.92%
Dividend yield	—	—

Summary of Private Warrant Activity

The following table summarizes the private warrant activity for the three months ended March 31, 2021:

(In thousands)
Fair value of Private Warrants on the Closing Date	$45,565
Fair value of Private Warrants converted to Public Warrants	(5,819)
Change in fair value of Private Warrants	(9,826)
Fair value of Private Warrants outstanding as of March 31, 2021	$29,920